Finance Receivables, Credit Quality Information (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 12, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finance Receivables, Credit Quality Information and Allowance for Loan Losses
Gross receivables	$ 80,155	$ 89,808		$ 88,975	$ 113,368
Unearned advance fees, net of deferred loan origination costs		(1,970)
Finance receivables before allowance for loan losses		87,838
Allowance for loan losses	(6,039)	(3,474)		(14,803)	(16,327)
Finance receivables, net	72,123	84,364
Consumer Borrower
Finance Receivables, Credit Quality Information and Allowance for Loan Losses
Gross receivables	80,155	89,808
Unearned advance fees, net of deferred loan origination costs	(1,993)	(1,970)
Finance receivables before allowance for loan losses	78,162	87,838
Allowance for loan losses	(6,039)	(3,474)
Finance receivables, net	72,123	84,364
Short-term consumer loans
Finance Receivables, Credit Quality Information and Allowance for Loan Losses
Gross receivables	51,283	53,779
Allowance for loan losses	(2,315)	(2,018)
Short-term consumer loans | Secured
Finance Receivables, Credit Quality Information and Allowance for Loan Losses
Gross receivables	6,879	6,908
Short-term consumer loans | Unsecured
Finance Receivables, Credit Quality Information and Allowance for Loan Losses
Gross receivables	44,404	46,871
Short-term consumer loans | Consumer Borrower
Finance Receivables, Credit Quality Information and Allowance for Loan Losses
Gross receivables		53,779		52,115
Allowance for loan losses		(2,018)		(2,318)	(2,697)
Short-term consumer loans | Consumer Borrower | Secured
Finance Receivables, Credit Quality Information and Allowance for Loan Losses
Gross receivables		6,908
Short-term consumer loans | Consumer Borrower | Unsecured
Finance Receivables, Credit Quality Information and Allowance for Loan Losses
Gross receivables		46,871
Medium-term consumer loans
Finance Receivables, Credit Quality Information and Allowance for Loan Losses
Gross receivables	28,872	36,029
Allowance for loan losses	(3,724)	(1,456)
Medium-term consumer loans | Secured
Finance Receivables, Credit Quality Information and Allowance for Loan Losses
Gross receivables	4,222	4,936
Medium-term consumer loans | Unsecured
Finance Receivables, Credit Quality Information and Allowance for Loan Losses
Gross receivables	$ 24,650	31,093
Medium-term consumer loans | Consumer Borrower
Finance Receivables, Credit Quality Information and Allowance for Loan Losses
Gross receivables		36,029		36,860
Allowance for loan losses		(1,456)		$ (12,485)	(13,630)
Medium-term consumer loans | Consumer Borrower | Secured
Finance Receivables, Credit Quality Information and Allowance for Loan Losses
Gross receivables		4,936
Medium-term consumer loans | Consumer Borrower | Unsecured
Finance Receivables, Credit Quality Information and Allowance for Loan Losses
Gross receivables		$ 31,093
Predecessor
Finance Receivables, Credit Quality Information and Allowance for Loan Losses
Gross receivables			$ 101,380		113,368	$ 113,020
Unearned advance fees, net of deferred loan origination costs					(2,702)
Finance receivables before allowance for loan losses					110,666
Allowance for loan losses			(16,379)		(16,327)	(16,219)	$ (23,892)
Finance receivables, net					94,339
Predecessor | Short-term consumer loans | Consumer Borrower
Finance Receivables, Credit Quality Information and Allowance for Loan Losses
Gross receivables			60,780		66,465	61,589
Allowance for loan losses			(2,818)		(2,697)	(2,223)	(3,676)
Predecessor | Short-term consumer loans | Consumer Borrower | Secured
Finance Receivables, Credit Quality Information and Allowance for Loan Losses
Gross receivables					9,608
Predecessor | Short-term consumer loans | Consumer Borrower | Unsecured
Finance Receivables, Credit Quality Information and Allowance for Loan Losses
Gross receivables					56,857
Predecessor | Medium-term consumer loans | Consumer Borrower
Finance Receivables, Credit Quality Information and Allowance for Loan Losses
Gross receivables			40,600		46,903	51,431
Allowance for loan losses			$ (13,561)		(13,630)	$ (13,996)	$ (20,216)
Predecessor | Medium-term consumer loans | Consumer Borrower | Secured
Finance Receivables, Credit Quality Information and Allowance for Loan Losses
Gross receivables					5,932
Predecessor | Medium-term consumer loans | Consumer Borrower | Unsecured
Finance Receivables, Credit Quality Information and Allowance for Loan Losses
Gross receivables					$ 40,971